Fees Summary	Jul. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,460,100
Previously Paid Amount	0.00
Total Fee Amount	1,907.64
Total Offset Amount	0.00
Net Fee	1,907.64
Narrative - Max Aggregate Offering Price	$ 12,460,100
Final Prospectus	true